Concentration of Risks	12 Months Ended
Aug. 31, 2019
Concentration of Risks
Concentration of Risks

3.   Concentration of Risks

(a)   Concentration of credit risk

Financial instruments that potentially subject the Group to significant concentration of credit risk consist primarily of cash and cash equivalents, receivables from a third party payment platform, due from third parties and a related party, short-term investments and long-term available-for-sale investments.  As of August 31, 2019, all of the Group’s cash and cash equivalents, certain short-term investments were deposited with financial institutions with high-credit ratings and quality. There has been no recent history of default in relation to these financial institutions.

The Group manages credit risk of receivable from third party payment platforms and due from third parties and a related party by performing credit assessments on its borrowers and its ongoing monitoring of the outstanding balances.

(b)   Business, customer, political, social and economic risks

The Group participates in a dynamic industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: changes in the overall demand for services; competitive pressures due to new entrants; advances and new trends in new industry standards; changes in certain strategic relationships or customer relationships; regulatory considerations; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth. The Group’s operations could be also adversely affected by significant political, economic and social uncertainties in the PRC.

The concentration of our business in Shanghai exposes us to geographical concentration risks related to this region. No single customer or supplier accounted for more than 10% of revenues or costs of revenues for the years ended August 31, 2017, 2018 and 2019.

(c)   Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. For RMB against US$, there was depreciation of approximately 1.3%, appreciation of approximately 3.6% and appreciation of approximately 4.7% during the years ended August 31, 2017, 2018 and 2019. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the US$ in the future.

(d)   Currency convertibility risk

The Group transacts all of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into US$ or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.